TAX-FREE TRUST OF OREGON
                                Supplement to the
                       Statement of Additional Information
                Dated January 31, 2005 as Previously Supplemented
                                  June 17, 2005


         The material under the caption "Management of the Trust" is replaced by the following:


                             Management of the Trust

The Board of Trustees

         The business and affairs of the Trust are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Trust's operations, including approval of the advisory and any sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Trust's Distribution Plan and Shareholder Services Plan.

         The Trust has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Trust. The Committee recommends to the Board of Trustees what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Trust's internal accounting procedures and controls. The Audit Committee had three meetings during the last fiscal year.

         The Trust has a Nominating Committee, consisting of all of the non-interested Trustees. The Nominating Committee held one meeting during the last fiscal year. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Manager at 380 Madison Avenue, New York, NY 10017.

         Mr. Lacy B. Herrmann, Mr. Raymond H. Lung and Ms. Patricia L. Moss did not stand for re-election by the shareholders and ceased to be Trustees effective May 17, 2005. Because of their importance to the shareholders and to enable the Board of Trustees to continue to have the benefit of their counsel, Mr. Lacy Herrmann has agreed to be Chairman Emeritus, and Mr. Raymond H. Lung and Ms. Patricla L. Moss have agreed to be Trustees Emeritus. The Chairman Emeritus and Trustees Emeritus may attend Board meetings but have no voting power. On May 17, 2005, Mr. Timothy J. Leach was elected by the shareholders as a Trustee.

Trustees and Officers

         The following material includes information about each Trustee and officer of the Trust. All shares of the Trust listed as owned by the Trustees are Class A Shares unless indicated otherwise.


Trustees

                                                                             Number of
                                                                             Portfolios    Other Directorships
                        Positions Held                                       in Fund       Held by Trustee
                        with Trust and                                       Complex       (The position held is a
Name, Address(1) and    Length of      Principal Occupation(s)               Overseen      directorship unless indicated
Date of Birth           Service(2)     During Past 5 Years                   by Trustee    otherwise.)

Interested
Trustee(3)

Diana P. Herrmann       Trustee        Vice Chair and Chief Executive            10                 None
New York, NY            since 1994,    Officer of Aquila Management
(02/25/58)              President      Corporation, Founder of the Aquilasm
                        since 1998,    Group of Funds(4) and parent of
                        and Vice       Aquila Investment Management LLC,
                        Chair of the   Manager since 2004, President and
                        Board since    Chief Operating Officer since 1997, a
                        2003           Director since 1984, Secretary since 1986
                                       and previously its Executive Vice
                                       President, Senior Vice President or Vice
                                       President, 1986-1997; Chief Executive
                                       Officer and Vice Chair since 2004 and
                                       President, Chief Operating Officer and
                                       Manager of the Manager since 2003; Vice
                                       Chair, President, Executive Vice
                                       President or Senior Vice President of
                                       funds in the Aquilasm Group of Funds
                                       since 1986; Director of the Distributor
                                       since 1997; trustee, Reserve Money-Market
                                       Funds, 1999-2000 and Reserve Private
                                       Equity Series, 1998-2000; Governor,
                                       Investment Company Institute (2004) and
                                       head of its Small Funds Committee since
                                       2004; active in charitable and volunteer
                                       organizations.

John W. Mitchell        Trustee        Principal of M & H Economic                1                 None
Portland, OR            since 1999     Consultants; Economist, Western
(07/13/44)                             Region, for U. S. Bancorp since
                                       1998; Chief Economist, U.S. Bancorp,
                                       Portland, Oregon, 1983-1998; member,
                                       Oregon Governor's Council of Economic
                                       Advisors, 1984-1998; Chairman, Oregon
                                       Governor's Technical Advisory Committee
                                       for Tax Review in 1998.
Non-interested
Trustees

James A. Gardner        Chair of       President, Gardner Associates, an          1                 None
Terrebonne, OR          Board of       investment and real estate firm,
(07/06/43)              Trustees       since 1989; Partner, Ranch of the
                        since 2005     Canyons, a real estate firm, since
                        and Trustee    1991; President Emeritus, Lewis
                        since 1986     and Clark College and Law School;
                                       director, Oregon High Desert Museum since
                                       1989, Vice Chairman since 2002; active in
                                       civic, business, educational and church
                                       organizations in Oregon.

Gary C. Cornia          Trustee        Director, Romney Institute of              4                 None
Orem, UT                since 2002     Public Management, Marriott
(06/24/48)                             School of Management, Brigham
                                       Young University, 2004 - present;
                                       Professor, Marriott School of Management,
                                       1980 - present; Past President, the
                                       National Tax Association; Fellow, Lincoln
                                       Institute of Land Policy, 2002-2003;
                                       Associate Dean, Marriott School of
                                       Management, Brigham Young University,
                                       1991-2000; Utah Governor's Tax Review
                                       Committee since 1993.
                                       .
Edmund P. Jensen        Trustee        President and CEO, VISA                     1         BMG-Seltec, a software company.
Portland, OR            since 2003     International, 1994-1999;
(4/13/37)                              director: Phoenix Technologies,
                                       a Tech/BIOS company, 2000 - present;
                                       Corillian Corp., a banking software
                                       company, 2000 - 2002; Trintech, a payment
                                       software company, 1999 - 2002.

Timothy J. Leach        Trustee        Executive Vice President & Chief            2                None
Orinda, CA              since 2005     Investment Officer, U.S. Trust
(08/28/55)                             Company, New York, NY,
                                       2004-present; Executive Vice
                                       President & Chief Investment
                                       Officer, Private Asset
                                       Management Group, Wells Fargo
                                       Bank, San Francisco, CA,
                                       1999-2003; President and Chief
                                       Investment Officer, ABN Amro
                                       Asset Management (USA),
                                       1998-1999; President & Chief
                                       Investment Officer, Qualivest
                                       Capital Management Inc. and
                                       Senior Vice President & Chief
                                       Investment Officer, Trust &
                                       Investment Group, US Bancorp,
                                       Portland, OR, 1994-1998; Trustee
                                       of Tax-Free Trust of Oregon,
                                       2001-2002.

Ralph R. Shaw           Trustee        President, Shaw Management                  1       Schnitzer Steel Industries,
Portland, OR            since 2000     Company, an investment                              Inc., Magni Systems, Inc.,
(08/23/38)                             counseling firm, since 1980,                        Integra Telecom, Inc.,
                                       General Partner, Shaw Venture                       Telestream, Inc., BMG Seltec
                                       Partners since 1983, Shaw                           Corporation, Rentrak
                                       Venture Partners II since 1987                      Corporation, Portland Family
                                       and Shaw Venture Partners III                       of Funds.
                                       since 1994 (US Bancorp, parent
                                       of the Sub-Adviser, is a limited
                                       partner in the last three
                                       ventures).

Nancy Wilgenbusch       Trustee        President, Marylhurst University            1       Chair, Oregon Regional
Marylhurst, OR          since 2002     since 1984; member, Ethics                          Advisory Board for PacifiCorp;
(09/17/47)                             Committee of the American                           West Coast Bank's Board;
                                       Institute of Certified Public director,
                                       Cascade Corporation, Accountants; former
                                       Chair, a leading international Portland
                                       Branch of the Federal manufacturer of
                                       lift truck Reserve Bank of San Francisco;
                                       attachments; director, active board
                                       member of a number Scottish Power. of
                                       civic organizations.

Others

Trustees Emeritus

Lacy B. Herrmann        Founder,       Founder and Chairman of the Board,         N/A                N/A
New York, NY            Chairman       Aquila Management Corporation, the
(05/12/29)              Emeritus       sponsoring organization and parent
                        since 2005;    of the Manager or Administrator and/or
                        Chairman of    Adviser or Sub-Adviser to each fund
                        the Board of   of the Aquilasm Group of Funds; Chairman
                        Trustees       of the Manager or Administrator and/or
                        1985-2004      Adviser or Sub-Adviser to each since
                        and Trustee,   2004; Founder, Chairman Emeritus and
                        1985-2005      Trustee of Aquila Rocky Mountain Equity
                                       Fund, Tax-Free Fund For Utah,
                                       Narragansett Insured Tax-Free Income Fund
                                       and Tax-Free Trust of Arizona; Founder
                                       and Chairman Emeritus of Hawaiian
                                       Tax-Free Trust, Pacific Capital Cash
                                       Assets Trust, Pacific Capital Tax-Free
                                       Cash Assets Trust, Pacific Capital U.S.
                                       Government Securities Cash Assets Trust,
                                       Tax-Free Fund of Colorado, Churchill
                                       Tax-Free Fund of Kentucky and Tax-Free
                                       Trust of Oregon; previously Chairman and
                                       a Trustee of each fund in the Aquilasm
                                       Group of Funds since its establishment
                                       until 2004 or 2005; Director of the
                                       Distributor since 1981 and formerly Vice
                                       President or Secretary, 1981-1998;
                                       Trustee Emeritus, Brown University and
                                       the Hopkins School; active in university,
                                       school and charitable organizations.

David B. Frohnmayer     Trustee        President, University of Oregon            N/A                N/A
Eugene, OR              Emeritus       since 1994; former Dean of the
(07/09/40)              since 2003     University of Oregon Law School
                                       and former Attorney General of the State
                                       of Oregon; Trustee, Tax-Free Trust of
                                       Oregon, 1997-2003.

Raymond H. Lung         Trustee        Retired; trustee, Qualivest                N/A                N/A
Portland, OR            Emeritus       Group of Funds, 1994-1997;
(12/24/26)              since 2005     former Executive Vice President
                                       and Executive Trust Officer, U.S.
                                       National Bank of Oregon; previously
                                       active in bank trade organizations and
                                       director of certain Pacific Northwest
                                       companies; Trustee, Tax-Free Trust of
                                       Oregon, 1992-2005.

Patricia L. Moss        Trustee        President and Chief Executive              N/A                N/A
Bend, OR                Emeritus       Officer, Cascade Bancorp & Bank
(07/23/53)              since 2005     of the Cascades since 1998;
                                       Trustee, Tax-Free Trust of
                                       Oregon, 2002-2005; active in
                                       community and educational
                                       organizations.
Officers

Charles E.              Executive      Executive Vice President of all funds      N/A                N/A
Childs, III             Vice           in the Aquilasm Group of Funds and
New York, NY            President      the Manager and the Manager's parent
(04/01/57)              since 2003     since 2003; formerly Senior Vice
                                       President, corporate development,
                                       Vice President, Assistant Vice
                                       President and Associate of the Manager's
                                       parent since 1987; Senior Vice President,
                                       Vice President or Assistant Vice
                                       President of the Aquila Money-Market
                                       Funds, 1988-2003.

James M. McCullough     Senior Vice    Senior Vice President or Vice              N/A                N/A
Portland, OR            President      President of Aquila Rocky
(06/11/45)              since 1999     Mountain Equity Fund and four
                                       Aquila Bond Funds; Senior Vice
                                       President of the Distributor
                                       since 2000; Director of Fixed
                                       Income Institutional Sales, CIBC
                                       Oppenheimer & Co. Inc., Seattle,
                                       WA, 1995-1999.

Jerry G. McGrew         Senior Vice    President of the Distributor               N/A                N/A
New York, NY            President      since 1998, Registered Principal
(06/18/44)              since 2002     since 1993, Senior Vice
                                       President, 1997-1998 and Vice President,
                                       1993-1997; Senior Vice President, Aquila
                                       Rocky Mountain Equity Fund and five
                                       Aquila Bond Funds since 1995; Vice
                                       President, Churchill Cash Reserves Trust,
                                       1995-2001.

Sally J. Church         Vice           Vice President, Tax-Free Trust             N/A                N/A
Portland, OR            President      of Oregon since 2002 and
(10/17/48)              since 2002     1989-1997; retired, 1997-2002;
                                       Vice President of Aquila
                                       Cascadia Equity Fund, 1996-1997.

Christine L. Neimeth    Vice           Vice President of Aquila Rocky             N/A                N/A
Portland, OR            President      Mountain Equity Fund and
(02/10/64)              since 1998     Tax-Free Trust of Oregon;
                                       Management Information Systems
                                       consultant, Hillcrest Ski and
                                       Sport, 1997; Institutional
                                       Municipal Bond Salesperson,
                                       Pacific Crest Securities, 1996;
                                       active in college alumni and
                                       volunteer organizations.

Robert W. Anderson      Chief          Chief Compliance Officer of the            N/A                N/A
New York, NY            Compliance     Trust, the Manager and the
(08/23/40)              Officer        Distributor since 2004,
                        since 2004     Compliance Officer of the
                        and            Manager or its predecessor and
                        Assistant      current parent since 1998 and
                        Secretary      Assistant Secretary of the
                        since 2000     Aquilasm Group of Funds since
                                       2000; Consultant, The Wadsworth
                                       Group, 1995-1998.

Joseph P. DiMaggio      Chief          Chief Financial Officer of the             N/A                N/A
New York, NY            Financial      Aquilasm Group of Funds since
(11/06/56)              Officer        2003 and Treasurer since 2000;
                        since 2003     Controller, Van Eck Global
                        and            Funds, 1993-2000.
                        Treasurer
                        since 2000


Edward M. W. Hines      Secretary      Partner, Hollyer Brady Barrett &           N/A                N/A
New York, NY            since 1985     Hines LLP, legal counsel to the
(12/16/39)                             Trust, since 1989; Secretary of
                                       the Aquilasm Group of Funds.

John M. Herndon         Assistant      Assistant Secretary of the Aquilasm        N/A                N/A
New York, NY            Secretary      Group of Funds since 1995 and
(12/17/39)              since 1995     Vice President of the three Aquila
                                       Money-Market Funds since 1990; Vice
                                       President of the Manager or its
                                       predecessor and current parent since
                                       1990.

Lori A. Vindigni        Assistant      Assistant Treasurer of the                 N/A                N/A
New York, NY            Treasurer      Aquilasm Group of Funds since
(11/02/66)              since 2000     2000; Assistant Vice President
                                       of the Manager or its predecessor and
                                       current parent since 1998; Fund
                                       Accountant for the Aquilasm Group of
                                       Funds, 1995-1998.


(1) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Oregon, 380 Madison Avenue, New York, NY 10017.

(2) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(3) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Mr. Mitchell is an interested person as a security holder of the Sub-Adviser's parent.

(4) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquilasm Group of Funds."


                       Securities Holdings of the Trustees
                                (as of 12/31/04)



                                      Dollar Range of                 Aggregate Dollar Range of Ownership in
Name of                               Ownership in Tax-Free           Aquilasm Investment
Trustee                               Trust of Oregon(1)              Companies Overseen by Trustee(1)

Interested Trustees

Diana P. Herrmann                             B                                    E

John W. Mitchell                              C                                    C

Non-interested Trustees

James A. Gardner                              B                                    B

Gary C. Cornia                                B                                    E

Edmund P. Jensen                              C                                    C

Timothy J. Leach(2)                           A                                    A

Ralph R. Shaw                                 E                                    E

Nancy Wilgenbusch                             C                                    C



(1)      A. None
         B. $1-$10,000
         C. $10,001-$50,000
         D. $50,001-$100,000
         E. over $100,000


 (2) As of the date of this Supplement, B and B.

         None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Manager, the Sub-Adviser or the Distributor.

         The Trust does not currently pay fees to any of the Trust's officers or to Trustees affiliated with the Manager or the Sub-Adviser. For its fiscal year ended September 30, 2004, the Trust paid a total of $143,862 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Trust to its Trustees.

         The Trust is one of the 11 funds in the Aquilasm Group of Funds, which consist of tax-free municipal bond funds, money-market funds and an equity fund. The following table lists the compensation of all non-interested Trustees who received compensation from the Trust and the compensation they received during the Trust's fiscal year from other funds in the Aquilasm Group of Funds. None of such Trustees has any pension or retirement benefits from the Trust or any of the other funds in the Aquilasm Group of Funds.


                                         Compensation            Number of
                                         from all                boards on
                    Compensation         funds in the            which the
                    from the             Aquilasm                Trustee
Name                Trust                Group                   Serves

James A.
Gardner             $ 11,225             $ 11,225                1

Gary C.
Cornia                 9,650               29,612                4

Edmund P.
Jensen                10,100               10,100                1

John W.
Mitchell              10,150               10,150                1

Ralph R.
Shaw                  11,700               11,700                1

Nancy
Wilgenbusch           10,050               10,050                1


         Class A Shares may be purchased without a sales charge by the Fund's Trustees and officers. (See "Reduced Sales Charges for Certain Purchases of Class A Shares," below).



         The following is added to the material under the caption "Reduced Sales Charges for Certain Purchases of Class A Shares", "General":

o For the 90-day period beginning August 19, 2005 and ending November 16, 2005, customers of Edward D. Jones & Co., L.P. who are eligible for the Edward Jones Free Switch Program.


                         The date of this supplement is
                                 August 30, 2005

                            TAX-FREE TRUST OF OREGON
                         Supplement to the Prospectuses
                Dated January 31, 2005 as Previously Supplemented
                                  June 17, 2005

         The material under the heading "Board of Trustees" on the inside back cover is replaced by the following:

James A. Gardner, Chair
Gary C. Cornia
Diana P. Herrmann
Edmund P. Jensen
Timothy J. Leach
John W. Mitchell
Ralph R. Shaw
Nancy Wilgenbusch


                         The date of this supplement is
                                 August 30, 2005